Postemployment benefit plans (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Aug. 31, 2012 U.S. Pension Benefits	Aug. 31, 2010 U.S. Pension Benefits	Feb. 29, 2012 Non-U.S. Pension Benefits	Feb. 29, 2012 Other Postretirement Benefits
Amendments to Pension and Other Postretirement Benefit Plans
Increase (decrease) in postemployment benefit liability due to plan remeasurement	$ 243	$ 1,320
Decrease (increase) in accumulated other comprehensive income	153	831
Net curtailment loss (gain) for defined benefit pension and other postretirement plans	7	28		(37)
Defined benefit plan loss of third party receivable				21
Special termination benefits for statutory pension benefits			10
Net loss (gain) due to facility closure				$ (6)